Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 502,161		$ 646,294		$ 693,151
Accounts receivable, net	18,740		36,299		29,219
Inventories, net	55,054		55,704		59,362
Deferred offering costs	574,840		252,964
Other current assets	125		125
Total current assets	1,150,920		991,386		781,732
Non-current assets
Property and equipment, net	3,134,646		3,054,921		3,081,175
Prepayment for acquisition of property and equipment			103,436
Operating lease right-of-use assets	860,813		363,296		578,513
Deferred tax assets	215,212		236,130		73,573
Total non-current assets	4,210,671		3,757,783		3,733,261
Total Assets	5,361,591		4,749,169		4,514,993
Current liabilities
Accounts payable and accrued liabilities	333,224		495,930		308,394
Contract liabilities - deferred revenue	137,336		158,429		19,456
Bank and other borrowings – current	109,100		135,970		67,681
Operating lease liabilities – current	227,597		222,275		215,217
Total current liabilities	3,223,577		2,664,011		2,676,291
Non-current liabilities
Bank and other borrowings - non-current	110,124		649,345		594,034
Operating lease liabilities - non-current	633,216		141,021		363,296
Deferred tax liabilities	93,367		48,156		20,864
Total non-current liabilities	836,707		838,522		978,194
Total Liabilities	4,060,284		3,502,533		3,654,485
Commitments and contingencies
Stockholder’s Equity
Preferred stock: 50,000,000 shares authorized; $0.001 par value, 20,000,000 shares of series A preferred stock designated; 10,000,000 shares issued and outstanding as of September 30, 2024 and December 31, 2023, respectively	10,000	[1]	10,000	[2]	10,000	[2]
Common stock: 450,000,000 shares authorized; $0.001 par value, 10,880,000 shares issued and outstanding as of September 30, 2024 and December 31, 2023, respectively	10,880	[1]	10,880	[2]	10,880	[2]
Additional paid in capital	2,082,456		2,082,456		2,082,456
Subscription receivables	(18,160)		(18,160)		(18,160)
Accumulated deficit	(783,869)		(838,540)		(1,224,668)
Total Stockholder’s Equity	1,301,307		1,246,636		860,508
Total Liabilities and Stockholder’s Equity	5,361,591		4,749,169		4,514,993
Related Party [Member]
Current liabilities
Due to related parties	$ 2,416,320		$ 1,651,407		$ 2,065,543

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Note 1).
[2]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Note 1).